Pension Plans (Details) - Schedule of Post-Employment Benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Post-Employment Benefits [Line Items]
Plan assets		$ 5,260	$ 6,819	$ 7,127
Minus:
Balances at year end	$ 969	233	$ 542
Other post-employment benefit plans
Schedule of Post-Employment Benefits [Line Items]
Plan assets	4,107	5,260
Commitments for defined-benefit plans
For active personnel	(3,138)	(5,027)
Incurred by inactive personnel	0	0
Minus:
Unrealized actuarial (gain) losses	0	0
Balances at year end	$ 969	$ 233